Other liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Provision for losses on merchant accounts	$ 6,265	$ 6,694	$ 3,736
Contingent consideration	3,004	0
LPP put option liability	531	0
Other	3,426	438
Total other current liabilities	$ 13,226	$ 7,132